Subsequent Events - Additional Information (Details) $ / shares in Units, $ in Millions, $ in Millions			1 Months Ended		9 Months Ended	12 Months Ended
	Nov. 03, 2023 CAD ($)	Jan. 30, 2023 USD ($) $ / shares shares	Feb. 28, 2023 shares	Feb. 28, 2022	Sep. 30, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Nov. 01, 2023 USD ($) $ / shares
Subsequent Event [Line Items]
Percentage of investment fee due upon closing		1.00%
Performance Based Awards | LTIPs
Subsequent Event [Line Items]
Issuance of equity awards					271,199	113,429	148,387
Percentage of established target performance criteria					200.00%	200.00%
Performance Based Awards | LTIPs | Maximum
Subsequent Event [Line Items]
Percentage of established target performance criteria					200.00%	200.00%
Time Based Awards | LTIPs
Subsequent Event [Line Items]
Issuance of equity awards					315,915	181,664	222,581
Executive Officers | Performance Based Awards | LTIPs
Subsequent Event [Line Items]
Issuance of equity awards			271,199
Executive Officers | Time Based Awards | LTIPs
Subsequent Event [Line Items]
Issuance of equity awards			275,308
Vesting period				4 years
S S T V I O P [Member]
Subsequent Event [Line Items]
Purchase units of limited partnership interest		600,000
Purchase commitment amount | $		$ 15
Description of preferred investor distributions					SmartStop, through its subsidiary, received distributions, payable monthly in arrears, at a rate of 7.0% per annum from the date of issuance until the second anniversary of the date of issuance, 8.0% per annum commencing thereafter until the third anniversary of the date of issuance, 9.0% per annum commencing thereafter until the fourth anniversary of the date of issuance, and 10% per annum thereafter, payable monthly.
Up to second anniversary | S S T V I O P [Member]
Subsequent Event [Line Items]
Rate of distributions payable monthly in arrears		7.00%
Up to third anniversary | S S T V I O P [Member]
Subsequent Event [Line Items]
Rate of distributions payable monthly in arrears		8.00%
Up to fourth anniversary | S S T V I O P [Member]
Subsequent Event [Line Items]
Rate of distributions payable monthly in arrears		9.00%
Investment Thereafter | S S T V I O P [Member]
Subsequent Event [Line Items]
Rate of distributions payable monthly in arrears		10.00%
Subsequent Event
Subsequent Event [Line Items]
Upfront Sales Commission								3.00%
Upfront Dealer Manager								3.00%
Organization and Offering Expense								1.00%
Subsequent Event | Executive Officers | Performance Based Awards | LTIPs
Subsequent Event [Line Items]
Issuance of equity awards			271,199
Percentage of established target performance criteria			200.00%
Vesting period			3 years
Subsequent Event | Executive Officers | Performance Based Awards | LTIPs | Maximum
Subsequent Event [Line Items]
Percentage of established target performance criteria			200.00%
Subsequent Event | Executive Officers | Performance Based Awards | LTIPs | Minimum
Subsequent Event [Line Items]
Percentage of established target performance criteria			0.00%
Subsequent Event | Executive Officers | Time Based Awards | LTIPs
Subsequent Event [Line Items]
Issuance of equity awards			275,308
Vesting period			4 years
Subsequent Event | S S T V I O P [Member]
Subsequent Event [Line Items]
Percentage of investment fee due upon closing		1.00%
Purchase units of limited partnership interest		600,000
Purchase commitment amount | $		$ 15
Description of preferred investor distributions		The Preferred Investor will receive distributions, payable monthly in arrears, at a rate of 7.0 % per annum from the date of issuance until the second anniversary of the date of issuance, 8.0% per annum commencing thereafter until the third anniversary of the date of issuance, 9.0% per annum commencing thereafter until the fourth anniversary of the date of issuance, and 10% per annum thereafter, payable storage acquisition, development, and improvement activities, and working capital or other general partnership purposes. Each Preferred Unit has a liquidation preference of $25.00, plus all accumulated and unpaid distributions.
Preferred stock, liquidation preference per unit | $ / shares		$ 25
Subsequent Event | SST VI
Subsequent Event [Line Items]
Offering price | $ / shares								$ 9.3
Maximum Offering | $								$ 1,000
Maximum Commitment | $								$ 70
Interest Rate								7.00%
Subsequent Event | SST VI | Class A units
Subsequent Event [Line Items]
Offering price | $ / shares								$ 10
Subsequent Event | RBC JV Term Loan
Subsequent Event [Line Items]
Term loan | $	$ 70.0
Loan amount | $	$ 68.7
Fixed annual rate	6.21%
Percentage of joint venture property owned	50.00%
Percentage of secured obligation	50.00%
Maturity date	Nov. 02, 2025